Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segments
8. Segments
General Information
The Company’s single operating segment derives its revenues primarily through sales of pharmaceutical and medical products, and all revenues are derived solely in the United States.
Measure of segment profit or loss and assets
The chief operating decision maker (“CODM”) assesses performance of the operating segment and decides how to allocate resources based on net income, which also is reported on the consolidated statements of operations as net income. In addition to comparing net income against forecasted net income, the CODM uses net income to evaluate income generated from segment assets (return on assets) in deciding whether to reinvest profits into the operating segment or expansion of the operating segment through acquisitions.
The measure of operating segment assets is reported on the Consolidated Balance Sheets as total assets.
The accounting policies of the operating segment are the same as those of the Company.

Reportable segment reconciliation
The following reconciliation presents operating segment revenue, net income, and significant segment expenses:

	Three Months Ended March 31,
	2024	2025

Revenue	$275,410	$329,308

Less:

Employee expenses (excluding share-based compensation expense)	61,584	72,380

Share-based compensation expense	5,945	3,968

Other segment items (1)	195,270	234,417

Depreciation and amortization	4,751	5,267

Interest expense	765	170

Income taxes	—	3,833

Segment net income	$7,095	$9,273

Reconciliation of net income to consolidated statements of operations

Adjustments and reconciling items	—	—

Consolidated net income	$7,095	$9,273

(1)
Other segment items included in operating segment net income include product expenses, legal expenses, rent and auto lease expenses, utilities
expenses, maintenance expenses, and other overhead expenses.

12.  Segments
General Information
As described in Note 2 —
Summary of Significant Accounting Policies —
in 2023 the Company modified its internal management reporting including the information regularly provided to and used by the chief operating decision maker (“CODM”) to assess performance and allocate resources. As a result, the Company re-evaluated
its operating segment conclusions and determined it has a single operating segment. This determination was primarily based on the CODM, which is our Chief Executive Officer, assessing performance and allocating resources on a consolidated basis.
The operating segment derives its revenues primarily through sales of pharmaceutical and medical products, and all revenues are derived solely in the United States.
Measure of segment profit or loss and assets
The CODM assesses performance of the operating segment and decides how to allocate resources based on net income (loss), which also is reported on the consolidated statements of operations as net income (loss). In addition to comparing net income (loss) against forecasted net income (loss), the CODM uses net income (loss) to evaluate income generated from segment assets (return on assets) in deciding whether to reinvest profits into the operating segment or expansion of the operating segment through acquisitions.
The measure of operating segment assets is reported on the Consolidated Balance Sheets as total assets.
The accounting policies of the operating segment are the same as those described in the summary of significant accounting policies in Note 2.

Reportable segment reconciliation
The following reconciliation presents operating segment revenue, net income (loss), and significant segment expenses:

	Operating Segment
	2023	2024

Revenue	$1,046,193	$1,228,409

Less:

Employee expenses (excluding share-based compensation expense)	234,730	268,621

Share-based compensation expense (income)	(6,090)	131,490

Other segment items(1)	758,740	871,725

Depreciation and amortization	18,234	19,772

Interest expense	2,859	3,278

Income taxes	—	4,556

Segment net income (loss)	$37,720	$(71,033)

Reconciliation of net income (loss) to consolidated statements of operations

Adjustments and reconciling items	—	—

Consolidated net income (loss)	$37,720	$(71,033)

(1)
Other segment items included in operating segment net income include product expenses, legal expenses, rent and auto lease expenses, utilities expenses, maintenance expenses, and other overhead expenses.